Italy Sale Disclosure (Details) - Schedule of Balances and Results of the Italian Disposal Group - Italy [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023
Italy Sale Disclosure (Details) - Schedule of Balances and Results of the Italian Disposal Group [Line Items]
Cash & cash equivalents		$ 295,000	$ 100,000
Accounts receivable, net		932,000
Other current assets		1,030,000	338,000
Property, plant, and equipment, net		21,735,000
Operating leases, non-current - assets		4,000
Other non-current assets		800,000	3,819,000
Total assets held for sale		24,796,000	4,257,000
Accounts payable		109,000	21,000
Other current liabilities		1,080,000	578,000
Other non-current liabilities		216,000
Total liabilities to be disposed of		1,405,000	599,000
Net assets held for sale		23,391,000	$ 3,658,000
Revenues	$ 3,360,000	3,354,000
Operating Expenses
Cost of revenues	(1,204,000)	(812,000)
Selling, general, and administrative	(69,000)	(77,000)
Depreciation, amortization, and accretion	(1,638,000)	(1,614,000)
Loss on disposal of asset	(5,501,000)
Total operating expenses	(8,412,000)	(2,503,000)
Income/(Loss) from discontinued operations	(5,052,000)	851,000
Other income/(expense):
Other expense	(15,000)
Other income		22,000
Total other expenses	(15,000)	22,000
Income/(Loss) before provision for income taxes	(5,067,000)	873,000
Income taxes
Net income/(loss) from discontinued operations	$ (5,067,000)	$ 873,000
Impact on EPS
Net income/(loss) attributable to common stockholders, basic (in Dollars per share)	$ (5,067)	$ 873
Net income/(loss) attributable to common stockholders, diluted (in Dollars per share)	$ (5,067)	$ 873
Net income/(loss) per share attributable to common stockholders, basic	$ (90.00)	$ 20.00
Net income/(loss) per share attributable to common stockholders, diluted	$ (90.00)	$ 20.00
Weighted-average common stock outstanding, basic (in Shares)	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	57,862,598	57,500,000